Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income
	December 31
	2018	2019
Non-current
Investments in equity instruments at FVTOCI
Foreign unlisted ordinary shares	$187,244	$132,160